INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Balance		$ 177
Balance		405	$ 177
Cost [member]
Statement1 [Line Items]
Balance		7,057	6,770
Additions		352	161
Disposal	[1]	(10)
Effect of foreign currency exchange differences		270	126
Balance		7,669	7,057
Accumulated amortisation [member]
Statement1 [Line Items]
Balance		(3,244)	(3,093)
Disposal	[1]	(10)
Amortisation		146	29
Effect of foreign currency exchange differences		562	122
Balance		(3,942)	(3,244)
Impairment [member]
Statement1 [Line Items]
Balance			$ (3,636)
Effect of foreign currency exchange differences		(314)
Balance		$ (3,322)

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.